Mairs & Power Small Cap Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Consumer Discretionary - 6.2%
Life Time Group Holdings, Inc. (a)	172,317	$4,642,220
Patrick Industries, Inc.	57,894	6,430,287
Polaris, Inc.	58,186	3,171,137
		14,243,644

Consumer Staples - 3.4%
Casey's General Stores, Inc.	8,332	6,064,529
Sprouts Farmers Market, Inc. (a)	22,482	1,734,037
		7,798,566

Financials - 16.0%
Alerus Financial Corp.	79,436	1,883,428
Associated Banc-Corp.	238,334	6,163,317
Cullen/Frost Bankers, Inc.	42,471	5,821,925
Glacier Bancorp, Inc.	106,200	4,743,954
Piper Sandler Cos.	49,564	3,794,124
QCR Holdings, Inc.	84,679	7,235,820
Wintrust Financial Corp.	50,119	6,963,534
		36,606,102

Health Care - 8.3%
Bio-Techne Corp.	149,893	7,833,408
Medpace Holdings, Inc. (a)	7,495	3,599,024
RadNet, Inc. (a)	133,116	7,439,853
		18,872,285

Industrials - 22.7%
AAR Corp. (a)	88,875	9,728,257
API Group Corp. (a)	57,969	2,348,904
Generac Holdings, Inc. (a)	9,406	1,837,274
Hub Group, Inc. - Class A	159,933	5,763,985
JBT Marel Corp.	59,100	7,557,117
nVent Electric PLC	55,663	6,583,820
Oshkosh Corp.	23,183	3,412,769
Tennant Co.	48,574	3,225,314
Toro Co.	77,522	7,243,656
Trex Co., Inc. (a)	116,022	4,225,521
		51,926,617

Information Technology - 27.3% (b)
Ambarella, Inc. (a)	117,581	6,052,482
Bentley Systems, Inc. - Class B	235,883	8,284,211
Clearfield, Inc. (a)	219,706	5,815,618
Cognex Corp.	192,374	9,424,402
Entegris, Inc.	91,108	10,681,502
Littelfuse, Inc.	20,839	7,071,715
Plexus Corp. (a)	45,868	9,290,105
Workiva, Inc. (a)	95,088	5,670,097
		62,290,132

Materials - 10.6%
Hawkins Inc	13,012	1,998,643
HB Fuller Co.	113,104	6,976,255
James Hardie Industries PLC (a)	225,956	4,279,607
Knife River Corp. (a)	132,553	10,822,952
		24,077,457

Utilities - 5.5%
Black Hills Corp.	98,285	6,821,962
Northwestern Energy Group, Inc.	86,002	5,670,972
		12,492,934
TOTAL COMMON STOCKS (Cost $164,313,447)		228,307,737

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.58% (c)	219,079	219,079
TOTAL MONEY MARKET FUNDS (Cost $219,079)		219,079

TOTAL INVESTMENTS - 100.1% (Cost $164,532,526)		228,526,816
Liabilities in Excess of Other Assets - (0.1)%		(212,868)
TOTAL NET ASSETS - 100.0%		$228,313,948

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Mairs & Power, Inc.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Mairs & Power Small Cap Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$228,307,737	$–	$–	$228,307,737
Money Market Funds	219,079	–	–	219,079
Total Investments	$228,526,816	$–	$–	$228,526,816

Refer to the Schedule of Investments for further disaggregation of investment categories.